UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23108

Amplify ETF Trust
 (Exact name of registrant as specified in charter)

310 South Hale Street
Wheaton, IL 60187
 (Address of principal executive offices) (Zip code)

Christian Magoon
Amplify ETF Trust
310 South Hale Street
Wheaton, IL 60187
 (Name and address of agent for service)

With copies to:

Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

(855) 267-3837
Registrant's telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Amplify Online Retail ETF
Schedule of Investments
July 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.8%
Marketplace - 24.4%
Alibaba Group Holding Ltd. - ADR (a)	34,407	$6,442,023
Copart, Inc. (a)	285,502	16,384,960
Etsy, Inc. (a)	492,978	20,143,081
GrubHub, Inc. (a)	152,618	18,602,608
InterActiveCorp (a)	113,882	16,769,124
Just Eat PLC (a)	604,618	6,293,144
MercadoLibre, Inc.	19,709	6,758,413
PayPal Holdings, Inc. (a)	203,807	16,740,707
Rakuten, Inc.	870,300	6,124,751
Shopify, Inc. (a)	47,784	6,604,227
		120,863,038
Traditional Retail - 60.9%
1-800-Flowers.com, Inc. (a)	1,241,182	17,997,139
Amazon.com, Inc. (a)	9,489	16,866,128
ASKUL Corp. (b)	202,800	6,039,655
ASOS PLC (a)	80,667	6,426,848
Carvana Co. (a) (b)	592,065	25,458,795
Cimpress NV (a)	46,041	6,725,209
Ebay, Inc. (a)	396,847	13,274,532
JD.com, Inc. - ADR (a)	172,662	6,191,659
Lands' End, Inc. (a) (b)	763,524	18,515,457
Netflix, Inc. (a)	47,080	15,887,146
Nutrisystem, Inc.	450,781	18,031,240
Ocado Group PLC (a)	861,552	12,506,911
Overstock.com, Inc. (a) (b)	400,537	14,279,144
PetMed Express, Inc. (b)	442,401	16,426,349
Qurate Retail, Inc. (a)	634,956	13,518,213
Shutterfly, Inc. (a) (b)	163,118	13,418,087
Stamps.com, Inc. (a)	63,501	16,573,761
Start Today Co. Ltd.	201,800	8,094,379
Stitch Fix, Inc. (a) (b)	657,057	18,831,254
Vipshop Holdings Ltd. - ADR (a)	413,029	3,985,730
Wayfair, Inc. (a)	188,192	20,479,054
Zalando SE (a) (c)	123,300	7,073,479
zooplus AG (a)	30,157	5,226,113
		301,826,282
Travel - 14.5%
Booking Holdings, Inc. (a)	6,901	14,000,197
Ctrip.com International Ltd. - ADR (a)	157,967	6,500,342
Expedia Group, Inc.	136,931	18,326,845
MakeMyTrip Ltd. (a)	173,001	5,665,783
On the Beach Group PLC (c)	798,261	4,646,778
TripAdvisor, Inc. (a) (b)	391,387	22,696,532
		71,836,477
Total Common Stocks (Cost $427,775,966)		494,525,797

MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 1.82% (d)	808,336	808,336
Total Money Market Funds (Cost $808,336)		808,336

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 16.2%
First American Government Obligations Fund, Class Y - 1.50%	80,210,079	80,210,079
Total Investments Purchased with Proceeds from Securities Lending (Cost $80,210,079)		80,210,079

Total Investments - 116.2%
(Cost $508,794,381)	$575,544,212

Percentages are based on Net Assets of $495,169,748.

ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2018. Total value of securities out on loan is $79,406,919 or 16.0% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of 1933. Such securities are treated as liquid securities, according to the Fund's liquidity guidelines. At July 31, 2018, the value of these securities amounted to $11,720,257 or 2.4% of net assets.

(d)	Seven-day yield as of July 31, 2018.

Amplify YieldShares Senior Loan and Income ETF
Schedule of Investments
July 31, 2018 (Unaudited)

Description	Shares	Value

INVESTMENT COMPANIES - 99.4%
Apollo Senior Floating Rate Fund, Inc.	15,092	$242,076
BlackRock Floating Rate Income Strategies Fund, Inc.	10,100	138,774
BlackRock Floating Rate Income Trust	6,592	87,212
Blackstone / GSO Senior Floating Rate Term Fund	8,152	146,328
Blackstone / GSO Strategic Credit Fund	18,152	289,706
Blackstone/GSO Long-Short Credit Income Fund	16,920	281,379
Eaton Vance Floating-Rate 2022 Target Term Trust	10,300	95,790
Eaton Vance Floating-Rate Income Trust	15,516	225,758
Eaton Vance Senior Floating-Rate Trust	13,932	198,113
Eaton Vance Senior Income Trust	32,020	204,928
First Trust Senior Floating Rate 2022 Target Term Fund	17,796	166,215
First Trust Senior Floating Rate Income Fund II	18,684	236,913
Highland Floating Rate Opportunities Fund	9,308	148,463
Invesco Dynamic Credit Opportunities Fund	23,604	272,154
Invesco Senior Income Trust	48,428	209,693
Nuveen Credit Strategies Income Fund	41,972	331,159
Nuveen Floating Rate Income Fund	18,692	192,528
Nuveen Floating Rate Income Opportunity Fund	18,856	192,897
Nuveen Senior Income Fund	31,160	191,011
Nuveen Short Duration Credit Opportunities Fund	14,520	242,048
Pioneer Floating Rate Trust	19,180	212,323
THL Credit Senior Loan Fund	13,524	231,125
Voya Prime Rate Trust	46,824	232,715
Total Investment Companies (Cost $4,882,612)		4,769,308

MONEY MARKET FUNDS - 1.0%
STIT-Government & Agency Portfolio - Institutional Class - 1.82% (a)	46,397	46,397
Total Money Market Funds (Cost $46,397)		46,397

Total Investments - 100.4%
(Cost $4,929,009)		$4,815,705

Percentages are based on Net Assets of $4,796,582.

(a) Seven-day yield as of July 31, 2018.

Amplify YieldShares CWP Dividend & Option Income ETF
Schedule of Investments
July 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 96.9%
Consumer Discretionary - 14.4%
McDonald's Corp.	2,700	$425,358
NIKE, Inc.	6,000	461,460
The Home Depot, Inc.	4,000	790,080
Walt Disney Co. (a)	3,800	431,528
		2,108,426
Consumer Staples - 10.9%
Philip Morris International, Inc.	4,355	375,837
Procter & Gamble Co.	5,660	457,781
Walmart, Inc.	8,545	762,470
		1,596,088
Energy - 8.1%
Chevron Corp.	5,824	735,396
Occidental Petroleum Corp.	5,245	440,213
		1,175,609
Financials - 12.8%
CME Group, Inc.	4,015	638,867
JPMorgan Chase & Co. (a)	6,111	702,460
Morgan Stanley (a)	10,315	521,526
		1,862,853
Health Care - 8.6%
Abbott Laboratories	6,750	442,395
UnitedHealth Group, Inc.	3,222	815,875
		1,258,270
Industrials - 11.3%
Boeing Co.	2,010	716,163
Caterpillar, Inc. (a)	3,170	455,846
CSX Corp. (a)	6,755	477,443
		1,649,452
Information Technology - 21.6%
Apple, Inc. (a)	3,805	724,053
Intel Corp.	9,135	439,393
International Business Machines Corp.	3,055	442,761
Microsoft Corp. (a)	6,845	726,118
Visa, Inc. (a)	5,975	817,022
		3,149,347
Materials - 3.0%
DowDuPont, Inc. (a)	6,400	440,128
Telecommunication Services - 3.0%
AT&T, Inc.	13,665	436,870
Utilities - 3.2%
Southern Co. (a)	9,500	461,700
Total Common Stocks (Cost $12,988,162)		14,138,743

INVESTMENT COMPANIES - 2.4%
iShares 3-7 Year Treasury Bond ETF	2,925	349,450
Total Inestment Companies (Cost $350,099)		349,450

MONEY MARKET FUNDS - 1.5%
STIT-Government & Agency Portfolio - Institutional Class - 1.82% (b)	216,934	216,934
Total Money Market Funds (Cost $216,934)		216,934

Total Investments - 100.8%
(Cost $13,555,195)		$14,705,127

Percentages are based on Net Assets of $14,582,575.

(a)	All of part of this security is held as collateral for the options written. At July 31, 2018, the value of these securities amounted to $5,757,824 or 39.5% of net assets.
(b)	Seven-day yield as of July 31, 2018.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
	Contracts	Notional Amount	Value
Call Options Written (a) - (0.1)%
Apple, Inc., Expires 08/03/2018, Strike Price $202.50	38	(765,700)	$(1,767)
Caterpillar, Inc., Expires 08/17/2018, Strike Price $148.00	31	(445,780)	(4,232)
CSX Corp., Expires 08/17/2018, Strike Price $74.00	67	(473,556)	(1,240)
Walt Disney Co., Expires 08/17/2018, Strike Price $120.00	38	(429,286)	(2,071)
DowDuPont, Inc., Expires 08/03/2018, Strike Price $72.50	64	(440,128)	(640)
JPMorgan Chase & Co., Expires 08/24/2018, Strike Price $123.00	31	(356,345)	(387)
Microsoft Corp., Expires 08/17/2018, Strike Price $113.00	68	(721,344)	(1,122)
Morgan Stanley, Expires 08/17/2018, Strike Price $54.00	50	(252,800)	(325)
The Southern Co., Expires 08/03/2018, Strike Price $49.00	50	(243,000)	(675)
Visa, Inc., Expires 08/17/2018, Strike Price $143.00	59	(806,766)	(1,770)
Total Call Options Written
(Premiums Received $15,921)			$(14,229)

(a) Exchange Traded

Amplify Transformational Data Sharing ETF
Schedule of Investments
July 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.0%
Banks - 9.8%
Banco Bilbao Vizcaya Argentaria SA - ADR	213,864	$1,561,207
Banco Santander SA - ADR	203,616	1,138,213
BOC Hong Kong Holdings Ltd.	329,583	1,595,627
Citigroup, Inc.	64,848	4,661,923
JPMorgan Chase & Co.	8,568	984,892
SVB Financial Group (a)	2,762	850,364
The Goldman Sachs Group, Inc.	19,320	4,587,148
UBS Group AG	74,424	1,222,042
		16,601,416
Commercial Services - 7.7%
Hive Blockchain Technologies Ltd. (a)	7,392,650	4,773,668
QIWI PLC - ADR	58,968	931,105
Square, Inc. (a)	113,021	7,306,807
		13,011,580
Computers - 9.4%
Accenture PLC	28,509	4,542,339
Infosys Ltd. - ADR	86,856	1,752,754
International Business Machines Corp.	45,696	6,622,721
Seagate Technology PLC	22,695	1,194,211
Wipro Ltd. - ADR	342,552	1,733,313
		15,845,338
Diversified Financial Services - 6.7%
American Express Co.	8,914	887,121
Cboe Global Markets, Inc.	7,392	717,985
CME Group, Inc.	12,768	2,031,644
GAIN Capital Holdings, Inc. (b)	115,752	788,271
Hut 8 Mining Corp. (a)	1,050,811	2,342,585
Mastercard, Inc.	2,946	583,308
Monex Group, Inc.	168,000	835,380
Nasdaq, Inc.	23,856	2,180,439
Visa, Inc.	6,909	944,737
		11,311,470
Internet - 34.1%
Alphabet, Inc. (a)	4,368	5,360,497
Baidu, Inc. - ADR (a)	18,176	4,492,744
Digital Garage, Inc.	285,199	10,712,658
GMO internet, Inc.	442,084	9,374,245
JD.com, Inc. - ADR (a)	49,849	1,787,585
Kakao Corp.	25,413	2,555,726
Overstock.com, Inc. (a) (b)	196,308	6,998,380
Rakuten, Inc.	290,855	2,046,897
SBI Holdings, Inc.	254,016	6,917,486
Xunlei Ltd. - ADR (a) (b)	157,415	1,659,154
Yahoo Japan Corp. (b)	1,455,085	5,530,663
		57,436,035
Marketplace - 1.3%
Alibaba Group Holding Ltd. - ADR (a)	11,065	2,071,700
Nexon GT Co. Ltd. (a)	12,670	88,910
		2,160,610
Media - 1.1%
Thomson Reuters Corp.	44,688	1,850,083
Office/Business Equipment - 0.2%
Eastman Kodak Co. (a) (b)	105,840	333,396
Semiconductors - 15.8%
Advanced Micro Devices, Inc. (a)	285,973	5,241,885
Intel Corp.	94,054	4,523,997
NVIDIA Corp.	17,978	4,402,093
QUALCOMM, Inc.	14,952	958,274
Samsung Electronics Co. Ltd.	63,186	2,612,392
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	214,780	8,851,084
		26,589,725
Software - 12.0%
Fiserv, Inc. (a)	14,839	1,120,048
Microsoft Corp.	38,280	4,060,742
Oracle Corp.	100,464	4,790,124
Red Hat, Inc. (a)	39,480	5,575,760
SAP SE - ADR	39,481	4,581,375
20,128,049

Telecommunications - 0.9%
Cisco Systems, Inc.	35,061	1,482,730
Total Common Stocks (Cost $176,577,788)		166,750,432
MONEY MARKET FUNDS - 0.6%
STIT-Government & Agency Portfolio - Institutional Class - 1.82% (c)	961,344	961,344
Total Money Market Funds (Cost $961,344)		961,344

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%
First American Government Obligations Fund, Class Y - 1.50%	14,909,242	14,909,242
Total Investments Purchased with Proceeds from Securities Lending (Cost $14,909,242)		14,909,242

Total Investments - 108.5%
(Cost $192,448,374)		$182,621,018

Percentages are based on Net Assets of $168,269,486.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2018. Total value of securities out on loan is $14,332,355 or 8.5% of net assets.
(c)	Seven-day yield as of July 31, 2018.

Amplify EASI Tactical Growth ETF
Schedule of Investments
July 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.8%
Consumer Discretionary - 6.0%
Amazon.com, Inc. (a)	112	$199,073
Five Below, Inc. (a)	1,944	188,879
Lululemon Athletica, Inc. (a)	1,568	188,082
		576,034
Consumer Staples - 2.1%
Primo Water Corp. (a)	11,720	205,686
Energy - 14.2%
Cheniere Energy Partners LP	5,408	206,585
Denbury Resources, Inc. (a)	40,280	181,663
Energen Corp. (a)	2,648	196,429
EOG Resources, Inc.	1,568	202,178
ONEOK, Inc.	2,752	193,851
Renewable Energy Group, Inc. (a)	11,384	194,097
Viper Energy Partners LP	6,208	198,532
		1,373,335
Financials - 6.0%
Green Dot Corp. (a)	2,512	199,252
MSCI, Inc.	1,160	192,780
Seacoast Banking Corp of Florida (a)	6,224	182,425
		574,457
Health Care - 15.9%
Align Technology, Inc. (a)	544	194,018
Centene Corp. (a)	1,456	189,761
HMS Holdings Corp. (a)	8,136	194,694
Intuitive Surgical, Inc. (a)	376	191,079
Ligand Pharmaceuticals, Inc. (a)	888	193,877
PRA Health Sciences, Inc. (a)	1,976	207,757
REGENXBIO, Inc. (a)	2,544	178,843
Veeva Systems, Inc. (a)	2,384	180,302
		1,530,331
Industrials - 14.9%
Generac Holdings, Inc. (a)	3,720	199,950
HD Supply Holdings, Inc. (a)	4,480	197,031
Korn/Ferry International	3,032	200,051
PGT Innovations, Inc. (a)	9,224	221,376
TransUnion	2,640	191,136
Trex Co, Inc. (a)	3,008	233,842
ZTO Express Cayman, Inc. - ADR	9,552	189,416
		1,432,802
Information Technology - 34.7%
Adobe Systems, Inc. (a)	768	187,914
Alphabet, Inc. (a)	160	196,355
Brooks Automation, Inc.	6,112	186,905
EPAM Systems, Inc. (a)	1,472	191,669
Facebook, Inc. (a)	952	164,296
Finjan Holdings, Inc. (a)	44,064	176,256
Fortinet, Inc. (a)	2,952	185,710
Immersion Corp. (a)	12,520	175,781
Intuit, Inc.	920	187,901
Mastercard, Inc.	952	188,496
Microsoft Corp.	1,864	197,733
Monolithic Power Systems, Inc.	1,416	187,875
NetApp, Inc.	2,376	184,188
Qualys, Inc. (a)	2,112	183,955
QuinStreet, Inc. (a)	13,592	180,230
Ubiquiti Networks, Inc. (a) (b)	2,240	184,979
Vishay Intertechnology, Inc.	7,664	191,600
Xcerra Corp. (a)	13,944	198,563
		3,350,406
Materials - 1.9%
Methanex Corp.	2,720	187,952

Real Estate - 4.1%
Ladder Capital Corp. (c)	12,336	197,252
Medical Properties Trust, Inc. (c)	13,736	197,936
		395,188
Total Common Stocks (Cost $9,451,148)		9,626,191

MONEY MARKET FUNDS - 0.2%
STIT-Government & Agency Portfolio - Institutional Class - 1.82% (d)	16,619	16,619
Total Money Market Funds (Cost $16,619)		16,619

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.9%
First American Government Obligations Fund, Class Y - 1.50%	184,077	184,077
Total Investments Purchased with Proceeds from Securities Lending (Cost $184,077)		184,077

Total Investments - 101.9%
(Cost $10,042,572)		$9,826,887

Percentages are based on Net Assets of $9,639,692.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2018. Total value of securities out on loan is $179,364 or 1.9% of net assets.
(c)	Real Estate Investment Trust
(d)	Seven-day yield as of July 31, 2018.

Amplify Advanced Battery Metals and Materials ETF
Schedule of Investments
July 31, 2018 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.4%
Industrials - 2.3%
Clean TeQ Holdings Ltd. (a) (b)	351,234	$173,531
Materials - 97.1%
Advantage Lithium Corp. (a)	213,643	136,314
African Rainbow Minerals Ltd.	25,435	219,281
Albemarle Corp.	3,133	295,129
Altura Mining Ltd. (a)	563,302	121,366
AMG Advanced Metallurgical Group NV	4,834	286,022
Aneka Tambang Tbk	3,170,593	201,185
Argosy Minerals Ltd. (a)	899,479	126,970
Assore Ltd.	6,786	141,724
AVZ Minerals Ltd. (a)	1,144,684	119,062
China Molybdenum Co. Ltd.	495,141	252,332
Cobalt 27 Capital Corp. (a)	30,376	172,797
eCobalt Solutions, Inc. (a)	237,610	166,218
Eramet	1,161	115,261
First Cobalt Corp. (a)	407,467	117,462
First Quantum Minerals Ltd.	13,105	204,405
FMC Corp.	1,999	179,670
Freeport-McMoRan, Inc.	13,221	218,146
Galaxy Resources Ltd. (a) (b)	63,343	134,122
Glencore PLC	51,211	224,840
Independence Group NL	45,901	153,459
Jinchuan Group International Resources Co Ltd. (a)	958,077	148,917
Johnson Matthey PLC	4,464	220,305
Katanga Mining Ltd. (a)	469,945	343,197
Kidman Resources Ltd. (a)	101,818	105,904
Lithium Americas Corp.	30,331	116,815
Lundin Mining Corp.	45,891	253,999
Millennial Lithium Corp. (a)	96,832	140,687
MMC Norilsk Nickel PJSC - ADR (b)	15,273	264,452
Nemaska Lithium, Inc. (a)	153,001	83,507
Orocobre Ltd. (a)	35,784	122,826
Pilbara Minerals Ltd. (a) (b)	223,948	146,416
Sherritt International Corp. (a)	198,595	148,086
Sociedad Quimica y Minera de Chile SA - ADR (b)	5,814	280,642
South32 Ltd.	90,973	241,290
Sumitomo Metal Mining Co Ltd.	5,995	215,266
Syrah Resources Ltd. (a) (b)	92,484	206,819
Tawana Resources NL (a)	496,045	147,414
Tawana Resources NL (a) (c)	44,689	1,196
Umicore SA	3,978	232,583
Vale Indonesia Tbk PT (a)	844,192	255,833
Western Areas Ltd.	49,024	118,008
		7,379,927
Total Common Stocks (Cost $8,478,133)		7,553,458

MONEY MARKET FUNDS - 0.5%
STIT-Government & Agency Portfolio - Institutional Class - 1.82% (d)	36,398	36,398
Total Money Market Funds (Cost $36,398)		36,398

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.0%
First American Government Obligations Fund, Class Y - 1.50%	1,445,802	1,445,802
Total Investments Purchased with Proceeds from Securities Lending (Cost $1,445,802)		1,445,802

Total Investments - 118.9%
(Cost $9,960,333)		$9,035,658

Percentages are based on Net Assets of $7,601,617.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2018. Total value of securities out on loan is $1,167,098 or 15.4% of net assets.
(c)	Illiquid security. At July 31, 2018, the value of these securities amounted to $1,196 or 0.02% of net assets.
(d)	Seven-day yield as of July 31, 2018.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity)
The valuation techniques used by the Funds to measure fair value for the period ended October 31, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

Common stocks, preferred stock and other equity securities listed on any national or foreign exchange (excluding NASDAQ) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price.  Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities.

Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of July 31, 2018:

Category	Amplify Online Retail ETF	Amplify YieldShares Senior Loan and Income ETF	Amplify YieldShares CWP Dividend & Option Income ETF	Amplify Transformational Data Sharing ETF	Amplify EASI Tactical Growth ETF	Amplify Advanced Battery Metals and Materials ETF
Investments in Securities
Assets
Level 1
Common Stocks	$494,525,797	$-	$14,138,743	$166,750,432	$9,626,191	$7,552,262
Investment Companies	-	4,769,308	349,450	-	-	-
Money Market Funds	808,336	46,397	216,934	961,344	16,619	36,398
Investments Purchased with Proceeds from Securities Lending	80,210,079	-	-	14,909,242	184,077	1,445,802
Total Level 1	575,544,212	4,815,705	14,705,127	182,621,018	9,826,887	9,034,462
Level 2	-	-
Total Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	1,196
Total Level 3	-	-	-	-	-	1,196
Total	$575,544,212	$4,815,705	$14,705,127	$182,621,018	$9,826,887	$9,035,658
Other Financial Instruments(a)
Liabilities
Level 1
Options Written	$-	$-	$(14,229)	$-	$-	$-
Futures Contracts	-	-	-	-	-	-
Total Level 1	-	-	(14,229)	-	-	-
Level 2	-	-	-	-	-	-
Total Level 2	-	-	-	-	-	-
Level 3	-	-	-	-	-	-
Total Level 3	-	-	-	-	-	-
Total	$-	$-	$(14,229)	$-	$-	$-

(a) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments. Such as written options, which are reflected  at value, and futures contracts which are reflected at the unrealized depreciation on the instrument.

See the Schedules of Investments for further disaggregation of investment categories.

It is the Funds’ policy to recognize transfers into or out of all levels at the end of the reporting period. For the period ended July 31, 2018, there were no transfers into or out of Levels 1, 2, or 3 for Funds. Below is a reconciliation of securities in Level 3 for Amplify Advanced Battery Metals and Materials ETF.

Amplify Advanced Battery Metals and Materials ETF	Balance as of 11/01/2017	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/Acquisition	Sales	Transfers In/Out of Level 3	Balance as of 07/31/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 07/31/2018
Common Stocks	$-	$-	$-	$1,196	$-	$-	$1,196	$(726)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
Amplify Advanced Battery Metals and Materials ETF	Fair Value as of 07/31/2018	Valuation Techniques	Unobservable Input	Input Values	Impact to Valuation from an Increase to Input
Common Stocks	$1,196	Proration of Share Price	Corporate Action Details	0.03-0.09 AUD	Significant changes in the information surrounding the company would result in direct and proportional changes in the fair value of the security.

Secured Borrowings (unaudited)

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Amplify Online Retail ETF, Amplify Transformational Data Sharing ETF, Amplify EASI Tactical Growth ETF and Amplify Advanced Battery Metals and Materials ETF loaned securities that were collateralized by cash. The cash collateral is invested by the securities lending agents in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

Amplify Online Retail ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$80,210,079	$-	$-	$-	$-	$80,210,079
Total Borrowings	$80,210,079	$-	$-	$-	$-	$80,210,079

Amplify Transformational Data Sharing ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$14,909,242	$-	$-	$-	$-	$14,909,242
Total Borrowings	$14,909,242	$-	$-	$-	$-	$14,909,242

Amplify EASI Tactical Growth ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$184,077	$-	$-	$-	$-	$184,077
Total Borrowings	$184,077	$-	$-	$-	$-	$184,077

Amplify Advanced Battery Metals and Materials ETF
Securities Lending Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	30-90 Days	Greater than 90 Days	Total
Money Market Funds	$1,445,802	$-	$-	$-	$-	$1,445,802
Total Borrowings	$1,445,802	$-	$-	$-	$-	$1,445,802

Derivative Instrument and Hedging Activities
July 31, 2018 (Unaudited)

Amplify YieldShares CWP Dividend & Option Income ETF

The Amplify YieldShares CWP Dividend & Option Income ETF will employ an option strategy in which it will write U.S. exchange-traded covered call options on Equity Securities in the Portfolio in order to seek additional income (in the form of premiums on the options) and selective repurchase of such options.  A call option written (sold) by the Fund will give the holder (buyer) the right to buy a certain equity security at a predetermined strike price from the Fund.  A premium is the income received by an investor who sells or writes an option contract to another party.  CWP seeks to lower risk and enhance total return by tactically selling short-term call options on some, or all, of the Equity Securities in the Portfolio.  Specifically, CWP seeks to provide gross income of approximately 2-3% from dividend income and 2-4% from option premium, plus the potential for capital appreciation.  Unlike a systematic covered call program, CWP is not obligated to continuously cover each individual equity position.  When one of the underlying stocks demonstrates strength or an increase in implied volatility, CWP identifies that opportunity and sells call options tactically, rather than keeping all positions covered and limiting potential upside.

 When CWP writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. During the period, the Fund used written covered call options in a manner consistent with the strategy described above.

Statement of Assets and Liabilities -- Values of Derivative Instruments as of July 31, 2018:

Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$ 14,229

The average monthly market value of options written during the period ended July 31, 2018 was $(15,125).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Amplify ETF Trust

By (Signature and Title) /s/ Christian Magoon
                                           Christian Magoon,
                                           President and Chief Executive Officer

Date   September 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Christian Magoon
                                             Christian Magoon,
                                             President and Chief Executive Officer

Date   September 19, 2018

By (Signature and Title)* /s/ Bradley H. Bailey
                                             Bradley H. Bailey,
                                             Chief Financial Officer

Date   September 19, 2018

* Print the name and title of each signing officer under his or her signature.